20. BONDS PAYABLE AND PROMISSORY NOTES (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	$ 147,017,554	$ 98,259,850
1 to 2 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	9,188,604	8,932,710
2 to 3 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	8,932,720
3 to 4 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
4 to 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Over 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	$ 137,828,950	$ 80,394,420
Viña Concha y Toro S.A. | Banco de Chile
Disclosure of detailed information about borrowings [line items]
Effective rate	2.29%	3.78%
Nominal rate	2.50%	3.50%
Bonds payable and promissory notes, non-current	$ 9,188,604	$ 0
Viña Concha y Toro S.A. | Banco de Chile | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	9,188,604	0
Viña Concha y Toro S.A. | Banco de Chile | 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco de Chile | 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco de Chile | 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco de Chile | Over 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	$ 0	$ 0
Viña Concha y Toro S.A. | Banco de Chile
Disclosure of detailed information about borrowings [line items]
Effective rate	3.53%	2.29%
Nominal rate	3.30%	2.50%
Bonds payable and promissory notes, non-current	$ 27,565,790	$ 17,865,430
Viña Concha y Toro S.A. | Banco de Chile | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	8,932,710
Viña Concha y Toro S.A. | Banco de Chile | 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	8,932,720
Viña Concha y Toro S.A. | Banco de Chile | 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco de Chile | 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco de Chile | Over 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	$ 27,565,790	$ 0
Viña Concha y Toro S.A. | Banco Bice
Disclosure of detailed information about borrowings [line items]
Effective rate	2.75%	2.75%
Nominal rate	2.40%	2.40%
Bonds payable and promissory notes, non-current	$ 55,131,580	$ 53,596,280
Viña Concha y Toro S.A. | Banco Bice | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco Bice | 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco Bice | 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco Bice | 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0	0
Viña Concha y Toro S.A. | Banco Bice | Over 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	$ 55,131,580	$ 53,596,280
Viña Concha y Toro S.A. | Banco Bice
Disclosure of detailed information about borrowings [line items]
Effective rate	2.92%
Nominal rate	3.00%
Bonds payable and promissory notes, non-current	$ 55,131,580
Viña Concha y Toro S.A. | Banco Bice | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0
Viña Concha y Toro S.A. | Banco Bice | 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0
Viña Concha y Toro S.A. | Banco Bice | 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0
Viña Concha y Toro S.A. | Banco Bice | 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	0
Viña Concha y Toro S.A. | Banco Bice | Over 5 years
Disclosure of detailed information about borrowings [line items]
Bonds payable and promissory notes, non-current	$ 55,131,580